Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 10,867	$ 8,974
Interest bearing deposits with banks	1,428	12,449
Cash and cash equivalents	12,295	21,423
Securities available for sale	145,390	150,181
Securities held to maturity, fair value 2012: $177, 2011: $177	173	171
Loans receivable (net of allowance for loan losses 2012: $5,502; 2011: $5,458)	471,208	452,449
Regulatory stock, at cost	2,630	3,675
Premises and equipment, net	7,326	7,479
Bank owned life insurance	15,357	11,887
Accrued interest receivable	2,393	2,468
Foreclosed real estate owned	852	2,910
Goodwill	9,715	9,715
Other intangibles	647	800
Other assets	4,313	5,656
Total Assets	672,299	668,814
LIABILITIES
Deposits: Non-interest bearing demand	82,075	71,959
Deposits: Interest-bearing	45,616	51,161
Deposits: Money market deposit accounts	116,841	114,007
Deposits: Savings	68,633	66,866
Deposits: Time	211,260	221,774
Total deposits	524,425	525,767
Short-term borrowings	28,697	21,794
Other borrowings	22,487	27,670
Accrued interest payable	1,242	1,321
Other liabilities	3,027	4,201
Total Liabilities	579,878	580,753
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000; shares issued 2012: 3,371,849 shares, 2011: 3,371,866 shares	337	337
Surplus	24,737	24,660
Retained earnings	66,742	62,308
Treasury stock at cost: 2012: 75,426 shares, 2011: 87,370 shares	(2,192)	(2,559)
Accumulated other comprehensive income	2,797	3,315
Total Stockholders' Equity	92,421	88,061
Total Liabilities and Stockholders' Equity	$ 672,299	$ 668,814